RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of name of major related parties and their relationships with the group

Name of related parties	Relationship with the Group
Tencent Holdings Limited and its affiliates (“Tencent Group”)	Major shareholder of the Company

Schedule of transactions with related parties

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in thousands)
Cloud services from Tencent Group	18,119	26,256	22,375
Online payment clearing services from Tencent Group	5,464	4,533	6,258
Total	23,583	30,789	28,633

Schedule of amounts due from related parties

	As of December 31,
	2022	2023
	RMB	RMB
	(in thousands)
Receivables from the online payment platform of Tencent Group	3,177	2,569
Prepaid cloud service fee to Tencent Group	2,537	1,397
Total	5,714	3,966